Land Use Rights, Net - Schedule of Land Use Rights (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Land Use Rights, Net [Abstract]
Land use rights, at cost	$ 1,803,155	$ 1,734,351
Less: accumulated amortization	(355,205)	(252,756)
Total land use rights, net	$ 1,447,950	$ 1,481,595